united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 9/30/2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Fair Value
	COMMON STOCKS - 42.0%
	AGRICULTURE - 1.5%
5,017	Archer-Daniels-Midland Co.	$ 211,567
3,946	Reynolds American, Inc.	186,054
		397,621
	AIRLINES - 3.0%
3,635	Alaska Air Group, Inc.	239,401
7,535	American Airlines Group, Inc.	275,856
5,415	United Continental Holdings. *	284,125
		799,382
	APPAREL - 0.8%
4,314	Michael Kors Holdings Ltd.	201,852

	AUTO PARTS & EQUIPMENT - 0.9%
7,420	General Motors Co.	235,733

	BIOTECHNOLOGY - 0.7%
2,470	Gilead Sciences, Inc.	195,426

	CHEMICALS - 3.3%
2,904	LyondellBasell Industries N.V.	234,237
3,206	Eastman Chemical Co.	216,982
4,379	The Dow Chemical Co.	226,964
8,254	The Mosaic Co.	201,893
		880,076
	COMMERCIAL SERVICES - 1.0%
3,301	United Rentals, Inc. *	259,095

	COMPUTERS - 3.0%
16,868	Hewlett Packard Enterprise Co.	261,960
11,501	HP, Inc.	261,648
4,660	Western Digital Corp.	272,470
		796,078
	DIVERSIFIED FINANCIAL SERVICES - 2.8%
2,420	Ameriprise Financial, Inc.	241,443
6,493	Franklin Resources, Inc.	230,956
8,547	The Charles Schwab Corporation	269,829
		742,228
	ELECTRIC - 3.0%
2,705	Edison International	195,436
5,967	FirstEnergy Corp.	197,388
4,521	Public Service Enterprise, Inc.	189,294
17,277	The AES Corp.	222,009
		804,127
HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
Shares		Fair Value
	ENERGY-ALTERNATE SOURCES - 0.6%
4,320	First Solar, Inc.	$ 170,597

	FOOD - 1.5%
3,142	The Kroger Co.	234,613
5,615	Tyson Foods, Inc.	166,653
		401,266
	GAS - 0.8%
8,776	CenterPoint Energy, Inc.	203,866

	HEALTHCARE - SERVICES - 3.1%
1,744	Aetna, Inc.	201,345
1,588	Anthem, Inc.	198,992
2,757	HCA Holdings, Inc. *	208,512
2,593	Quest Diagnostics, Inc.	219,446
		828,295
	INSURANCE - 1.8%
1,478	Berkshire Hathaway, Inc.*	213,527
3,064	Prudential Financial, Inc.	250,176
		463,703
	MINING - 0.8%
5,122	Newmont Mining Corp.	201,243

	OIL & GAS - 4.2%
3,229	Helmerich & Payne, Inc.	217,312
5,749	Marathon Petroleum Corp.	233,352
2,967	Tesoro Corp.	236,055
17,574	Transocean Ltd.	187,339
4,383	Valero Energy Corp.	232,299
		1,106,357
	RETAIL - 3.5%
6,936	Best Buy Co., Inc.	264,816
5,678	Kohl's Corp.	248,413
9,767	The Gap, Inc.	217,218
2,847	Wal-Mart Stores, Inc.	205,326
		935,773
	SEMICONDUCTORS - 1.2%
17,797	Micron Technology, Inc. *	316,431

HCM Tactical Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
Shares		Fair Value
	TELECOMMUNICATIONS - 3.6%
4,924	AT&T, Inc.	$ 199,964
7,215	CenturyLink, Inc.	197,907
43,000	Frontier Communications Corp.	178,880
4,127	Level 3 Communications, Inc. *	191,410
3,778	Verizon Communications, Inc.	196,380
		964,541
	TRANSPORTATION - 0.9%
3,462	Ryder System, Inc.	228,319

	TOTAL COMMON STOCKS (Cost $10,419,188)	11,132,009

	EXCHANGE TRADED FUNDS - 56.9%
	EQUITY FUNDS - 56.9%
35,633	iShares US Regional Banks ETF	1,253,213
81,179	ProShares Ultra QQQ	7,025,231
95,563	ProShares Ultra S&P500	6,782,106
	TOTAL EXCHANGE TRADED FUNDS (Cost $12,691,255)	15,060,550

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
314,456	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $314,456)	314,456

	TOTAL INVESTMENTS - 100.1% (Cost $23,424,899) (a)	$ 26,507,015
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(31,636)
	NET ASSETS - 100.0%	$ 26,475,379

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $24,154,337 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,562,886
	Unrealized Depreciation:	(1,210,208)
	Net Unrealized Appreciation:	$ 2,352,678
* Non-income producing security.
N.V. - Naamloze Vennootschap.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund's assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2016
Shares		Fair Value
	COMMON STOCKS - 119.3%
	AGRICULTURE - 6.4%
62,700	Archer-Daniels-Midland Co. ^	$ 2,644,059
26,103	Philip Morris Internationl, Inc. ^	2,537,734
50,025	Reynolds American, Inc. ^	2,358,679
		7,540,472
	AIRLINES - 2.5%
44,351	Alaska Air Group, Inc.	2,920,957

	AUTO MANUFACTURER - 2.5%
92,323	General Motors Co. ^	2,933,102

	BIOTECHNOLOGY - 4.5%
16,838	Amgen, Inc. ^	2,808,747
31,960	Gilead Sciences, Inc. ^	2,528,675
		5,337,422
	CHEMICALS - 9.2%
111,751	CF Industries Holdings, Inc. ^	2,721,137
35,999	LyondellBasell Industries N.V. ^	2,903,679
53,016	The Dow Chemical Co. ^	2,747,819
102,015	The Mosaic Co. ^	2,495,287
		10,867,922
	COMPUTERS - 9.2%
208,566	HP, Inc. ^	3,239,030
106,870	Seagate Technology PLC ^	4,119,839
58,799	Western Digital Corp. ^	3,437,978
		10,796,847
	COSMETICS/PERSONAL CARE - 2.4%
30,849	The Procter & Gamble Co.	2,768,698

	DIVERSIFIED FINANCIAL SERVICE - 5.2%
29,883	Ameriprise Financial, Inc. ^	2,981,427
217,653	Navient Corp.	3,149,439
		6,130,866
	ELECTRIC - 8.7%
218,051	AES Corp.	2,801,955
73,813	Exelon Corp.	2,457,235
76,498	FirstEnergy Corp. ^	2,530,554
57,815	Public Service Enterprise Group, Inc.	2,420,714
		10,210,458
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.4%
51,400	Emerson Electric Co. ^	2,801,814

	FOREST PRODUCTS & PAPER - 2.5%
62,080	International Paper Co. ^	2,978,598
HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
Shares		Fair Value
	GAS - 2.2%
111,839	Centerpoint Energy, Inc. ^	$ 2,598,020

	HEALTHCARE - SERVICES - 2.2%
20,445	Anthem, Inc. ^	2,561,963

	INSURANCE - 4.9%
37,759	Prudential Financial, Inc. ^	3,083,022
80,554	The Progressive Corp. ^	2,537,451
		5,620,473
	MACHINERY - DIVERSIFIED - 2.6%
23,528	Cummins, Inc.	3,015,113

	OFFICE & BUSINESS EQUIPMENT - 2.3%
151,505	Pitney Bowes, Inc. ^	2,751,331

	OIL & GAS - 7.0%
25,794	Chevron Corp.	2,654,718
41,229	Helmerich & Payne, Inc. ^	2,774,712
52,517	Valero Energy Corp.	2,783,401
		8,212,831
	PHARMACEUTICALS - 4.4%
42,233	AbbVie, Inc. ^	2,663,635
74,471	Pfizer, Inc. ^	2,522,333
		5,185,968
	PIPELINES - 5.8%
56,955	ONEOK, Inc. ^	2,926,917
124,854	The Williams Cos, Inc. ^	3,836,763
		6,763,680
	REAL ESTATE INVESTMENT TRUST (REIT) - 2.1%
162,190	Host Hotels & Resorts, Inc. ^	2,525,298

	RETAIL - 12.5%
85,289	Best Buy Co., Inc. ^	3,256,334
70,961	Kohls Corp. ^	3,104,544
79,802	Macy's, Inc.	2,956,664
122,855	The Gap, Inc.	2,732,295
36,168	Wal-Mart Stores, Inc.	2,608,436
		14,658,273
	SEMICONDUCTORS - 2.6%
80,053	Intel Corp. ^	3,022,001
HCM Dividend Sector Plus Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
September 30, 2016
Shares		Fair Value
	TELECOMMUNICATIONS - 12.8%
61,339	AT&T, Inc. ^	$ 2,490,977
91,468	CenturyLink, Inc.	2,508,967
91,651	Cisco Systems, Inc.	2,907,170
545,990	Frontier Communications Corp.	2,271,318
52,446	Level 3 Communications, Inc. * ^	2,432,446
47,581	Verizon Communications, Inc.	2,473,260
		15,084,138
	TRANSPORTATION - 2.4%
43,374	Ryder System, Inc. ^	2,860,515

	TOTAL COMMON STOCKS (Cost $130,471,986)	140,146,760

	SHORT-TERM INVESTMENT - 5.9%
	MONEY MARKET FUND - 5.9%
6,968,157	Dreyfus Cash Management, Institutional Shares, 0.04% + (Cost $6,968,157) ^	6,968,157

	TOTAL INVESTMENTS - 125.2% (Cost $137,440,143) (a)	$ 147,114,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.2)%	(29,635,923)
	NET ASSETS - 100.0%	$ 117,478,994

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $138,725,150 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 12,316,695
	Unrealized Depreciation:	(3,926,928)
	Net Unrealized Appreciation:	$ 8,389,767

+ Money market fund; interest rate reflects seven-day effective yield on September 30, 2016.
* Non-income producing security.
^ All or a portion of this security is segregated as collateral for the Line of Credit as of September 30, 2016. These securities amounted to $103,684,577.
N.V. - Naamloze Vennootschap.
PLC - Public Limited Company.
REIT- Real Estate Investment Trust.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean of the current bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by each Funds Board of Trustees (the "Board") of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes such as meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2016 for the Fund's assets and liabilities measured at fair value:

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 11/28/2016

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 11/28/2016